Investment Strategy - KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF	Nov. 21, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of the Underlying Index and other instruments that have economic characteristics similar to those in the Underlying Index. For purposes of the 80% policy, other instruments include swaps and other derivative instruments that provide investment exposure to the Underlying Index consistent with the Fund’s investment objective.

The Underlying Index is designed to track the performance of a systematic enhanced collar strategy that seeks to limit losses while providing option income.

The Underlying Index models a strategy that includes these components:

●	total return exposure to the Nasdaq-100 Index®;

●	short call options (i.e., selling call options) on the Nasdaq-100 Index®, which involve the selling of a series of short-dated call options (i.e., five days or less) to generate option income, with new call options being sold each day; and

●	short futures positions (i.e., selling futures) on the Nasdaq-100 Futures Excess Return™ Index, which is dynamically adjusted on a daily basis as it seeks to replicate the effect of rolling monthly put options on the Nasdaq-100 Index® and provide downside protection against losses.

The Nasdaq-100 Index® is a modified market capitalization weighted index containing equity securities of 100 of the largest non-financial companies listed on the Nasdaq Stock Market based on market capitalization.

Options contracts are an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price.

The Nasdaq-100 Futures Excess Return™ Index measures the performance of the nearest expiring quarterly E-mini Nasdaq-100 futures contract trading on the Chicago Mercantile Exchange.

Rolling a put option is the simultaneous closing of an existing put option and opening of a new one to adjust the expiration date and/or strike price.

A total return swap will exchange a floating interest rate for the total return of a reference instrument.

The Fund may invest directly in any component of the Nasdaq-100 Index® or may invest in an exchange-traded fund (“ETF”) that seeks to track the Nasdaq-100 Index®. The Fund utilizes total return swaps to gain exposure to the short call options and the short futures positions in the Underlying Index. However, the Fund may invest directly in any component of the Underlying Index or obtain some or all of the exposures through investments in equity securities or derivative instruments, including swaps, futures, forwards, notes or options. In addition, the Fund may obtain exposures or invest in positions with different terms than the Underlying Index and may weight positions differently than the Underlying Index.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that the Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”) believes will help the Fund track the Underlying Index. These investments may include equity securities of issuers whose securities are not constituents of the Underlying Index, derivative instruments (including swaps, futures, forwards, notes and options), other investment companies (including ETFs) and cash or cash equivalents (including money market funds). Certain other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane and/or its affiliates.

The Fund reserves the right to replicate (or hold all constituents of) the Underlying Index or use a representative sampling strategy to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to that of the Underlying Index.

As of September 30, 2025, the Underlying Index included 101 securities of companies with a market capitalization range of approximately $19.89 billion to $4.53 trillion and an average market capitalization of approximately $312.44 billion.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of September 30, 2025, issuers in the Information Technology sector (64.96%) and Consumer Discretionary sector (18.13%) each represented a significant portion of the Underlying Index. The Underlying Index will be rebalanced and reconstituted daily.

The Fund may engage in securities lending.